Commitments and Contingencies - Narrative (Details) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) launch service	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 04, 2019 launch	Oct. 01, 2017 USD ($) launch
Commitments And Contingencies [Line Items]
Amount purchased under purchase commitment	$ 3.3	$ 2.3	$ 1.5	$ 1.7
Supply commitment, number of launches occurred | launch	2
OneWeb
Commitments And Contingencies [Line Items]
Number of planned launches, cancelled | launch					35
Number of planned launches | launch					39
Customer One
Commitments And Contingencies [Line Items]
Supply commitment, amount						$ 4.9
Supply commitment, number of planned launches | launch						3
Provision for contract losses	$ 2.6		12.5
Four Other Customers
Commitments And Contingencies [Line Items]
Provision for contract losses			4.9
Third-Party PIPE Investor
Commitments And Contingencies [Line Items]
Provision for contract losses			4.1
Seven Customers
Commitments And Contingencies [Line Items]
Supply commitment, number of planned launches | launch	5
Number of customers | service	7
Seven Other Customers
Commitments And Contingencies [Line Items]
Provision for contract losses	$ 11.6		0.6
Inventories | Customer One
Commitments And Contingencies [Line Items]
Provision for contract losses			6.9
Inventories | Four Other Customers
Commitments And Contingencies [Line Items]
Provision for contract losses			4.7
Inventories | Seven Other Customers
Commitments And Contingencies [Line Items]
Provision for contract losses	$ 5.8
Net Contract Cost | Customer One
Commitments And Contingencies [Line Items]
Provision for contract losses			2.4
Net Contract Cost | Four Other Customers
Commitments And Contingencies [Line Items]
Provision for contract losses			0.2
Net Contract Cost | Seven Other Customers
Commitments And Contingencies [Line Items]
Provision for contract losses			$ 0.2
Minimum
Commitments And Contingencies [Line Items]
Renewal term	3 years		3 years
Maximum
Commitments And Contingencies [Line Items]
Renewal term	10 years		10 years